Commitments, Contingencies, and Concentrations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019
Concentration Risk [Line Items]
Accrued liability	$ 863,119			$ 597,351
Concepts and Solutions [Member]
Concentration Risk [Line Items]
Accrued liability	$ 591,000
Accounts receivable [Member] | One customer [Member]
Concentration Risk [Line Items]
Concentrations risk	40.00%
Accounts receivable [Member] | Four customer [Member]
Concentration Risk [Line Items]
Concentrations risk	79.00%
Accounts receivable [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk			87.00%
Revenue [Member] | Two customer [Member]
Concentration Risk [Line Items]
Concentrations risk	81.00%
Revenue [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk	57.00%	89.00%